Summary of significant accounting policies - Cash and cash equivalents (Details) - CNY (¥) ¥ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Cash and cash equivalents
Summary of significant accounting policies
Cash held in accounts managed by online payment platforms	¥ 971,925	¥ 2,212,704